Acquisitions (Narrative) (Details) - Greene County Acquisition - Greene County, Pennsylvania a in Thousands, $ in Millions		3 Months Ended
	Jul. 07, 2014 USD ($) a Well	Jun. 30, 2015 USD ($)
Business Acquisition [Line Items]
Amount received for purchase price revision		$ 15.8
Net acres acquired | a	19
Number of developed wells acquired | Well	12
Purchase price	$ 329.5